INVESTMENT SECURITIES, RELATED PARTY (Details 1) - Zander Therapeutics - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Sep. 30, 2022
Common Stock [Member]
Investment Securities, Basis	$ 5,741	$ 5,741	$ 5,741
Investment Securities, Fair Value		87,608
Investment Securities, Total Unrealized Gain	81,867	81,867	81,867
Investment Securities, net Unrealized Gain or (Loss) realized	0	0	0
Investment Securities, Fair Value	87,608		87,608
Series M Preferred Stock [Member]
Investment Securities, Basis	13,124	13,124	13,124
Investment Securities, Fair Value		134,971
Investment Securities, Total Unrealized Gain	121,847	121,847	121,847
Investment Securities, net Unrealized Gain or (Loss) realized	1	$ 0	1
Investment Securities, Fair Value	$ 134,971		$ 134,971